Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Earnings Per Share [Abstract]
Schedule of Income (Loss) Per Share, Basic and Diluted
The following table presents the calculation of net loss used to calculate basic loss and diluted loss per share (in thousands):

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
Net loss – basic	$(15,438)	$(8,725)	$(21,809)	$(38,391)
Change in fair value of warrant liability	—	—	—	(8,046)

Net loss – diluted	$(15,438)	$(8,725)	$(21,809)	$(46,437)

The following table presents the calculation of net loss used to calculate basic and diluted loss per share for the periods presented (in thousands):

	Years Ended June 30,
	2022	2021	2020
Net loss—basic	$(54,454)	$(41,314)	$(47,173)
Change in fair value of warrant liability	(8,046)	(27,394)	—

Net loss—diluted	$(62,500)	$(68,708)	$(47,173)

Calculation of Weighted Average Shares Used to Calculate Basic and Diluted Income (Loss) Earnings Per Share
Share used in calculating net loss per share was determined as follows (in thousands):

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
Weighted average shares used in calculating basic net loss per share	6,663	6,653	6,663	6,080
Effect of potentially dilutive common shares from equity awards and liability-classified warrants	—	—	—	44

Weighted average shares used in calculating diluted net loss per share	6,663	6,653	6,663	6,124

Shares used in calculating net loss per share for the periods presented was determined as follows (in thousands):

	Years Ended June 30,
	2022	2021	2020
Weighted average shares used in calculating basic net loss per share	6,224	5,626	4,554
Effect of potentially dilutive common shares from equity awards and liability-classified warrants	33	98	—

Weighted average shares used in calculating diluted net loss per share	6,257	5,724	4,554

Antidilutive Securities
The following table presents weighted average potentially dilutive shares that have been excluded from the calculation of net loss per share because of their anti-dilutive effect (in thousands):

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
Stock options	1,258	1,020	1,340	1,029
Warrants	905	11	837	12
Restricted stock units	—	803	—	268

Total anti-dilutive shares	2,163	1,834	2,177	1,309

The following potentially dilutive shares have been excluded from the calculation of net loss per share for the periods presented because of their anti-dilutive effect (in thousands):

	Years Ended June 30,
	2022	2021	2020
Stock options	1,024	794	552
Warrants	402	201	803
Restricted stock units	11	21	—

Total anti-dilutive shares	1,437	1,016	1,355